T. ROWE PRICE QM U.S. VALUE EQUITY FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.8%
COMMUNICATION SERVICES 7.8%
Diversified Telecommunication Services 4.1%
AT&T	10,245	292
Verizon Communications	6,943	413
		705
Media 3.7%
AMC Networks, Class A (1)	1,905	47
Comcast, Class A	7,420	343
Discovery, Class C (1)	2,530	50
Fox, Class B	1,820	51
Interpublic Group	3,510	59
ViacomCBS, Class B (2)	2,542	71
		621
Total Communication Services		1,326
CONSUMER DISCRETIONARY 7.1%
Auto Components 1.1%
Lear	751	82
Magna International	2,497	114
		196
Automobiles 0.9%
General Motors	5,270	156
		156
Distributors 0.7%
LKQ (1)	4,030	112
		112
Hotels, Restaurants & Leisure 0.3%
Aramark	320	9
Wyndham Destinations	1,574	48
		57
Household Durables 0.8%
PulteGroup	2,310	107
Whirlpool	125	23
		130

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Internet & Direct Marketing Retail 0.4%
eBay	1,310	68
		68
Multiline Retail 1.3%
Kohl's	1,820	34
Target	1,210	190
		224
Specialty Retail 1.6%
AutoZone (1)	69	81
Best Buy	1,115	124
Lowe's	380	63
		268
Total Consumer Discretionary		1,211
CONSUMER STAPLES 7.3%
Beverages 0.2%
Coca-Cola European Partners	865	34
Molson Coors Beverage, Class B	245	8
		42
Food & Staples Retailing 1.9%
Kroger	2,950	100
Walgreens Boots Alliance	2,650	95
Walmart	876	123
		318
Food Products 1.7%
Bunge	700	32
Ingredion	1,010	77
JM Smucker	695	80
Tyson Foods, Class A	1,800	107
		296
Household Products 1.0%
Kimberly-Clark	1,120	165
		165
Tobacco 2.5%
Altria Group	3,815	147

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Philip Morris International	3,680	276
		423
Total Consumer Staples		1,244
ENERGY 4.4%
Energy Equipment & Services 0.4%
Halliburton	4,940	60
		60
Oil, Gas & Consumable Fuels 4.0%
Chevron	2,939	212
ConocoPhillips	3,295	108
Devon Energy	4,640	44
Exxon Mobil	2,337	80
HollyFrontier	2,320	46
Marathon Oil	3,840	16
Marathon Petroleum	1,229	36
Murphy Oil	2,030	18
Occidental Petroleum	3,400	34
Occidental Petroleum, Warrants, 8/3/27 (1)	425	1
Valero Energy	2,039	88
		683
Total Energy		743
FINANCIALS 19.7%

Banks 9.3%
Bank of America	14,520	350
Citigroup	3,810	164
Citizens Financial Group	3,495	88
Fifth Third Bancorp	6,958	148
JPMorgan Chase	3,798	366
KeyCorp	7,270	87
PNC Financial Services Group	772	85
Regions Financial	7,395	85
Wells Fargo	8,920	210
		1,583
Capital Markets 3.1%
Ameriprise Financial	508	78
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Goldman Sachs Group	864	174
Morgan Stanley	3,622	175
State Street	1,635	97
		524
Consumer Finance 2.0%
Ally Financial	4,138	104
Capital One Financial	1,732	124
Discover Financial Services	1,618	94
Synchrony Financial	730	19
		341
Diversified Financial Services 0.6%
Equitable Holdings	5,460	100
		100
Insurance 4.7%
Aflac	2,100	76
Allstate	920	87
American International Group	4,186	115
Everest Re Group	370	73
First American Financial	1,110	56
Lincoln National	1,380	43
MetLife	4,014	149
Prudential Financial	1,320	84
Reinsurance Group of America	175	17
The Travelers Companies	960	104
		804
Total Financials		3,352
HEALTH CARE 15.6%

Biotechnology 2.8%
AbbVie	1,677	147
Amgen	354	90
Biogen (1)	305	86
Gilead Sciences	2,386	151
		474
Health Care Equipment & Supplies 1.2%
Medtronic	1,250	130
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Zimmer Biomet Holdings	525	71
		201
Health Care Providers & Services 4.9%
Anthem	560	151
Cigna	827	140
CVS Health	3,501	205
HCA Healthcare	1,140	142
McKesson	795	118
Universal Health Services, Class B	730	78
		834
Pharmaceuticals 6.7%
Bristol Myers Squibb	3,260	196
Bristol Myers Squibb, CVR (1)	240	1
Jazz Pharmaceuticals (1)	440	63
Johnson & Johnson	2,865	426
Merck	1,505	125
Pfizer	9,035	332
		1,143
Total Health Care		2,652
INDUSTRIALS & BUSINESS SERVICES 14.4%
Aerospace & Defense 2.0%
Boeing	865	143
Lockheed Martin	220	84
Spirit AeroSystems Holdings, Class A	550	11
Textron	2,940	106
		344
Air Freight & Logistics 0.9%
United Parcel Service, Class B	880	147
		147
Airlines 1.3%
Alaska Air Group	1,210	44
Delta Air Lines	2,242	68
Southwest Airlines	1,220	46
United Airlines Holdings (1)	1,638	57
		215
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Building Products 0.8%
Johnson Controls International	3,360	137
		137
Electrical Equipment 2.1%
Eaton	1,493	152
Emerson Electric	1,820	120
Regal Beloit	831	78
		350
Industrial Conglomerates 1.3%
Carlisle	700	86
General Electric	21,690	135
		221
Machinery 2.5%
Allison Transmission Holdings	2,100	74
Cummins	817	173
Parker-Hannifin	510	103
Snap-on	560	82
		432
Professional Services 0.6%
ManpowerGroup	840	62
Nielsen Holdings	3,208	45
		107
Road & Rail 2.3%
CSX	2,520	196
Union Pacific	980	193
		389
Trading Companies & Distributors 0.6%
United Rentals (1)	570	99
		99
Total Industrials & Business Services		2,441
INFORMATION TECHNOLOGY 10.0%
Communications Equipment 1.6%
Cisco Systems	7,118	281
		281

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
IT Services 1.5%
DXC Technology	588	11
International Business Machines	1,540	187
Leidos Holdings	610	54
		252
Semiconductors & Semiconductor Equipment 4.6%
Applied Materials	1,570	93
Broadcom	300	109
Intel	6,235	323
Lam Research	214	71
Micron Technology (1)	2,735	129
NXP Semiconductors	410	51
		776
Software 1.1%
Oracle	1,792	107
SS&C Technologies Holdings	1,360	82
		189
Technology Hardware, Storage & Peripherals 1.2%
Hewlett Packard Enterprise	3,701	35
HP	4,370	83
NCR (1)	1,670	37
Seagate Technology	920	45
		200
Total Information Technology		1,698
MATERIALS 6.2%
Chemicals 3.0%
Celanese	1,184	127
Dow	1,060	50
Eastman Chemical	1,518	119
Huntsman	4,200	93
LyondellBasell Industries, Class A	1,717	121
		510
Containers & Packaging 2.0%
Berry Global Group (1)	1,290	62

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
International Paper	3,050	124
Packaging Corp. of America	851	93
Westrock	1,960	68
		347
Metals & Mining 1.2%
Reliance Steel & Aluminum	1,170	119
Steel Dynamics	2,910	83
		202
Total Materials		1,059
REAL ESTATE 2.3%
Equity Real Estate Investment Trusts 2.3%
Apartment Investment & Management, Class A, REIT	1,250	42
Equity Residential, REIT	1,660	85
Gaming and Leisure Properties, REIT	1,332	49
Mid-America Apartment Communities, REIT	920	107
Omega Healthcare Investors, REIT	2,040	61
Piedmont Office Realty Trust, Class A, REIT	2,017	27
Service Properties Trust, REIT	2,082	17
Total Real Estate		388
UTILITIES 5.0%
Electric Utilities 4.0%
Edison International	1,234	63
Entergy	869	86
Evergy	1,310	66
Exelon	4,313	154
NRG Energy	2,140	66
OGE Energy	2,620	78
Portland General Electric	440	16
Southern	2,900	157
		686
Multi-Utilities 1.0%
CenterPoint Energy	4,420	86

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Public Service Enterprise Group	1,400	77
		163
Total Utilities		849
Total Common Stocks (Cost $16,937)		16,963
SHORT-TERM INVESTMENTS 0.8%
MONEY MARKET FUNDS 0.8%
T. Rowe Price Government Reserve Fund, 0.09% (3)(4)	127,379	127
Total Short-Term Investments (Cost $127)		127
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.0%
Short-Term Funds 0.0%
T. Rowe Price Short-Term Fund, 0.13% (3)(4)	45	1
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		1
Total Securities Lending Collateral (Cost $1)		1
Total Investments in Securities 100.6%
(Cost $17,065)		$17,091
Other Assets Less Liabilities (0.6)%		(102)
Net Assets 100.0%		$16,989

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2020.
(3)	Seven-day yield
(4)	Affiliated Companies
CVR	Contingent Value Rights
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$2
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$2+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$254		¤	¤	$127
T. Rowe Price Short-Term
Fund	153		¤	¤	1
Total					$128^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $128.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. VALUE EQUITY FUND
Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price QM U.S. Value Equity Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the
1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-
related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly
(including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial

T. ROWE PRICE QM U.S. VALUE EQUITY FUND
Unaudited

instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation
Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value.
However, the Valuation Committee may also consider other valuation methods such as market-based

T. ROWE PRICE QM U.S. VALUE EQUITY FUND
Unaudited

valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On September 30, 2020, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.